Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue

Note 3. Revenue

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025
Revenue
Digital asset mining revenue	$-	$48,209	$-	$128,842
Provision of GPU Infrastructure services	1,931,381	328,273	2,225,393	572,244
Other	-	502	3	991
Total Revenue	$1,931,381	$376,984	$2,225,396	$702,077

The Company generates revenue primarily from the provision of GPU infrastructure services. Revenue is recognized in accordance with ASC 606, Revenue from Contracts with Customers, when control of the promised services is transferred to customers in an amount that reflects the consideration the Company expects to receive.

Revenue from GPU infrastructure services is generally recognized over time as customers simultaneously receive and consume the benefits of the Company’s computing infrastructure services. The Company measures progress using the passage of time or usage of the contracted services, as appropriate under the terms of each customer agreement.

For the comparative 2025 periods, revenue also included digital asset mining activities, which ceased during 2025 following the Company’s strategic transition to GPU infrastructure services.

Note 3. Revenue and Other Income

	For the Years Ended
	December 31,
	2025	2024
Revenue
Digital Asset Mining Revenue	$128,842	$232,510
Provision of GPU Infrastructure services	1,436,420	205,043
Other revenue	1,369	739
Total Revenue	$1,566,631	$438,292

Other income

	For the Years Ended
	December 31,
	2025	2024
Other income
Gain on Disposal of Fixed Assets	$961,713	$-
Fixed asset donation	-	273,273
Other Income	54,090	-
Research and development Grants	-	648,049
Other Income	$1,015,803	$921,322

The sale of fixed asset in first quarter is for the sale of the tier 3 by design modular data center and ancillary infrastructure equipment owned by SharonAI Pty Ltd. The assets were located in Australia and were sold to a private Australian company with proceeds due in May 2025. The assets were sold for a total of $1,257 thousand (AUD$2,000 thousand) including Goods and Service Tax (GST). A gain on sale of $809 thousand was recognized from the sale.

On June 20, 2025, the Company repossessed the Modular Data Center (MDC) following the buyer default on the previously recognized sale transaction. In accordance with ASC 360, the MDC was re-recognized as an asset held for sale and measured at its fair value less costs to sell (FVLCTS). As of June 30, 2025, management determined the FVLCTS of the modular data center to be $1,109 thousand (AUD$1,700 thousand), based on a cost approach adjusted for obsolescence, market corroboration from non-binding offers, and consideration of the asset’s specialized nature and limited liquidity. In the absence of a completed sale, management performed an updated valuation analysis as of December 31, 2025 to reassess the asset’s fair value. As of December 31, 2025, the Company engaged an independent third-party valuation specialist who estimated the MDC’s value. Management evaluated this valuation in the context of the requirements for measuring assets held for sale under ASC 360, including consideration of expected selling costs, market liquidity, and the likelihood of achieving the appraised value in an orderly transaction within a reasonable period. Based on this assessment and corroborating market evidence, management concluded that the previously determined fair value less costs to sell of $1,135 thousand (AUD$1,700 thousand) remained the most representative estimate of the amount expected to be realized from a sale as of December 31, 2025. Accordingly, the carrying value of the MDC was not adjusted at year-end.

On June 30, 2025, the Company completed the sale of a set of storage servers for total consideration of $153 thousand (AUD$235 thousand). The assets, which were previously classified as property and equipment, were fully depreciated and no longer in active use at the time of sale. As a result, the entire sale proceeds were recognized as a gain on disposal in the consolidated statement of operations for the year ended December 31, 2025.

On October 15, 2025, the Company received a settlement payment of $54 thousand (AUD$82 thousand) from the buyer in connection with the failed MDC sale transaction. The settlement was recognized as other income in the consolidated statement of operations for the year ended December 31, 2025.